ACCOUNTS RECEIVABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Account receivable
Trade accounts receivable	$ 1,201,292	$ 2,532,114	$ 1,393,533
Other accounts receivable	133,631	585,360	343,408
Total trade and other accounts receivables	1,334,923	3,117,474	1,736,941
Allowance for doubtful accounts	(80,000)	(120,000)
Accounts Receivables
Account receivable
Trade receivables	1,201,292	2,532,114	1,393,533
Accounts receivable write down	26,931	5,071	25,893
Allowance for doubtful accounts	(80,000)	(120,000)	0
Accounts receivable collected greater than 60 days	49,000
Accounts Receivables | Not past due
Account receivable
Trade receivables	693,010	976,645	1,301,720
Accounts Receivables | Past due 0 - 30 days
Account receivable
Trade receivables	255,348	969,652	89,643
Accounts Receivables | 30 - 60 days
Account receivable
Trade receivables	79,600	54,064	1,846
Accounts Receivables | 60 - 90 days
Account receivable
Trade receivables	4,334	134,468	$ 324
Accounts Receivables | 90 - 120 days
Account receivable
Trade receivables	139,000	189,640
Accounts Receivables | Over 120 days
Account receivable
Trade receivables	$ 110,000	$ 327,645